Assets Classified As Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets classified as held for sale	$ 27.4	$ 30.1	[1]	$ 28.9	[1]

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)